As filed with the Securities and Exchange Commission on November 11, 2003

                                                      Registration Nos. 33-32199
                                                                    and 811-5962
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. [_]

                       Post-Effective Amendment No. 18 [X]
                                       and

                          REGISTRATION STATEMENT UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 21 [X]

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                           (Exact Name of Registrant)

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                             410 Saw Mill River Road
                             Ardsley, New York 10502
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (416) 597-1456

                                 Paul R. McCadam
                             410 Saw Mill River Road
                             Ardsley, New York 10502
                     (Name and Address of Agent for Service)

                                    Copy to:

                            James F. Jorden, Esquire
                                 Jorden Burt LLP
                         1025 Thomas Jefferson St. N. W.
                                 Suite 400 East
                          Washington, D. C. 20007-5208

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate check the following box:

[ ] this Post-Effective Amendment designates a new effective date for a new effective date for a previously filed Post-Effective Amendment

Title of Securities Being Registered: Single Premium Variable Deferred Annuity Policies

Explanatory note:

This Post-Effective Amendment no. 18 to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus and statement of additional information, dated May 1, 2003. This Post-Effective Amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as provided in the supplements and updated Part C. The prospectus is incorporated by reference to Registrant's Post-Effective Amendment no. 17 filed on April 29, 2003, except as provided in the supplement.

                        SUPPLEMENT DATED NOVEMBER 3, 2003
                            TO THE PROSPECTUS OF THE

                            VARIFUND VARIABLE ANNUITY
                                DATED MAY 1, 2003

                                 ISSUED THROUGH
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                                       BY
                    CANADA LIFE INSURANCE COMPANY OF NEW YORK

Effective November 3, 2003, for account information for the varifund variable annuity, please contact:


                        ANNUITY ADMINISTRATION DEPARTMENT
                                 P.O. BOX 173921
                           DENVER, COLORADO 80217-3921

                                 1-800-567-5487



            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

                    CANADA LIFE INSURANCE COMPANY OF NEW YORK
          HOME OFFICE: 410 Saw Mill River Road, Ardsley, New York 10502
                       PHONE: (800) 567-5487


                                    VARIFUND
                       STATEMENT OF ADDITIONAL INFORMATION
               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1
                 SINGLE PREMIUM VARIABLE DEFERRED ANNUITY POLICY


This Statement of Additional Information contains information in addition to the information described in the Prospectus for the single premium variable deferred annuity policy (the Policy) offered by Canada Life Insurance Company of New York. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Policy and the underlying Funds. The Funds are:

The Alger American Fund
Janus International Growth Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
Dreyfus Variable Investment Fund
Fidelity Variable Insurance Products Fund
The Montgomery Funds III
Seligman Portfolios, Inc.

The Prospectuses are dated May 1, 2003. You may obtain the Prospectuses by writing or calling us at our address or phone number shown above.


The date of this Statement of Additional Information is November 3, 2003.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL POLICY PROVISIONS..................................................3
   Contract...................................................................3
   Incontestability...........................................................3
   Misstatement Of Age or Sex.................................................3
   Currency...................................................................3
   Place Of Payment...........................................................3
   Non-Participation..........................................................3
   Our Consent................................................................3
PRINCIPAL UNDERWRITER.........................................................3
CALCULATION OF YIELDS AND TOTAL RETURNS.......................................4
   Money Market Yields........................................................4
   Other Sub-Account Yields...................................................5
   Total Returns..............................................................6
      A. Standardized "Average Annual Total Returns"..........................6
      B. Non-standardized "Average Annual Total Returns".....................10
   Effect of the Annual Administration Charge on Performance Data............12
SAFEKEEPING OF ACCOUNT ASSETS................................................12
STATE REGULATION.............................................................12
RECORDS AND REPORTS..........................................................12
LEGAL MATTERS................................................................13
EXPERTS......................................................................13
OTHER INFORMATION............................................................13
FINANCIAL STATEMENTS.........................................................13

ADDITIONAL POLICY PROVISIONS

                                    Contract
The entire contract is made up of the Policy, the application for the Policy and any riders or endorsements. The statements made in the application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void the Policy unless it is contained in the application and a copy of the application is attached to the Policy at issue.

                                Incontestability
Other than misstatement of age or sex (see below), We will not contest the Policy after it has been in force during any annuitant's lifetime for two years from the date of issue of the Policy.

                           Misstatement Of Age or Sex
If the age or sex of any annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age or for the correct sex. If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Policy. If the debt is not repaid, future payments will be reduced accordingly. If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age or sex, and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

                                    Currency
All amounts payable under the Policy will be paid in United States currency.

                                Place Of Payment
All amounts payable by us will be payable at our Home Office at the address shown on page one of this Statement of Additional Information.

                                Non-Participation
The Policy is not eligible for dividends and will not participate in our divisible surplus.

                                   Our Consent
If our consent is required, it must be given in writing. It must bear the signature, or a reproduction of the signature, of our President, Vice President, Secretary or Actuary.


PRINCIPAL UNDERWRITER


Canada Life of America Financial Services, Inc. (CLAFS), an affiliate of Canada Life Insurance Company of New York (CLNY), is the principal underwriter of the variable annuity Policies described herein. The offering of the Policies is continuous. However, CLNY reserves the right to discontinue the offering of the Policies.


CLAFS received $31,378 in 2002, $62,628 in 2001 and $129,318 in 2000 as
commissions for serving as principal underwriter of the variable annuity Policies and other variable annuity policies issued by Canada Life Insurance Company of New York. CLAFS did not retain any commissions in 2002, 2001 or 2000.

CALCULATION OF YIELDS AND TOTAL RETURNS

                               Money Market Yields
We may, from time to time, quote in advertisements and sales literature the current annualized yield of the Money Market Sub-Account for a 7 day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) at the end of the 7 day period in the value of a hypothetical account under a Policy having a balance of 1 unit of the Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365 day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual administration charge; 2) the daily administration fee; and 3) the mortality and expense risk charge. The yield calculation reflects an average per unit annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. Current Yield will be calculated according to the following formula:

                     Current Yield = ((NCS-ES)/UV) X (365/7)

     Where:
     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.
     ES = per unit expenses of the Sub-Account for the 7 day period. UV = the unit value on the first day of the 7 day period.

The current yield for the 7 day period ended December 31, 2002 was (0.17%).
We may also quote the effective yield of the Money Market Sub-Account for the same 7 day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                                      365/7
                     Effective Yield = (1+((NCS-ES)/UV)) - 1
     Where:
     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation, and exclusive of income other than investment income) for the 7 day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.
     ES = per unit expenses of the Sub-Account for the 7 day period. UV = the unit value for the first day of the 7 day period.

The effective yield for the 7 day period ended December 31, 2002 was (0.17%). Because of the charges and deductions imposed under the Policy, the yield for the Money Market Sub-Account will be lower than the yield for the Money Market Portfolio. The yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio of the Fund, and the Money Market Portfolio's operating expenses.

                            Other Sub-Account Yields
We may, from time to time, quote in sales literature and advertisements the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Policy for 30 day or one month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during the 30 day or one month period is assumed to be generated each period over a 12 month period. The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Sub-Account units less Sub-Account expenses for the period; by 2) the maximum offering price per unit on the last day of the period multiplied by the daily average number of units outstanding for the period; and by 3) compounding that yield for a 12 month period.. Expenses attributable to the Sub-Account include
1) the annual administration charge, 2) the daily administration fee, and 3) the mortality and expense risk charge. The yield calculation reflects an annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating the 30 day or one month yield, an average annual administration charge per dollar of Policy Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30 day or one month period as described below. The 30 day or one month yield is calculated according to the following formula:

                      Yield = ((((NI-ES)/(U x UV)+ 1)12-1)
     Where:
     NI = net income of the Portfolio for the 30 day or one month period attributable to the Sub-Account's units.

     ES          = expenses of the Sub-Account for the 30 day or one month
                                     period.
     U           = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30 day or one month period.

Because of the charges and deductions imposed under the Policies, the yield for the Sub-Account will be lower than the yield for the corresponding Portfolio. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Portfolio, and its operating expenses. Yield calculations do not take into account the surrender charge under the Policy. The maximum surrender charge is equal to 6% of certain amounts surrendered or withdrawn under the Policy. A surrender charge will not be imposed on any investment earnings in the Variable Account or interest earned in the Fixed Account and in certain other situations as described in the Prospectus.

                                  Total Returns

A. Standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements total returns, including standardized average annual total returns for the Sub-Accounts calculated in a manner prescribed by the Securities and Exchange Commission, and other total returns. We will always include quotes of standardized average annual total returns for the period measured from the date the Sub-Account commenced operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standardized average annual total returns for these periods will be provided.

Standardized average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which standardized average annual total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Standardized average annual total returns will be calculated using Sub-Account unit values which we calculate on each valuation day based on the performance of the Sub-Account's underlying Portfolio, and the deductions for the mortality and expense risk charge, daily administration fee, surrender charge and the annual administration charge of $30 per year per Policy deducted at the end of each Policy Year. For purposes of calculating standardized average annual total return, an average per dollar annual administration charge attributable to the hypothetical account for the period is used. The standardized average annual total return will then be calculated according to the following formula:

                              TR = (ERV/P) 1/N - 1

     Where:
     TR = the standardized average annual total return net of Sub-Account recurring charges.

     ERV        = the ending redeemable value of the hypothetical account at the end of the period.

     P          = a hypothetical initial payment of $1,000.

     N          = the number of years in the period.
The standardized average annual total returns assume that the maximum fees and charges are imposed for calculations. Standardized average annual total returns for the period ending December 31, 2002 are shown on the following page. Because the Janus International Growth Fund was not in operation as of December 31, 2002, standardized average annual returns for this subaccount are not available. Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:


                                             1 Year            5 Year        10 Year    From Sub-
                                             Return            Return         Return      Account       Sub-Account
  Sub-Account                            Year Ended        Year Ended     Year Ended Inception to         Inception
                                           12/31/02          12/31/02       12/31/02     12/31/02              Date
Alger American Growth                      (39.37)%           (2.08)%            ***        2.54%          05/01/96
Alger American Leveraged AllCap            (40.27)%             1.26%            ***        3.27%          05/01/96
Alger American MidCap Growth               (35.97)%             2.33%            ***        3.62%          05/01/96
Alger American Small Capitalization        (32.70)%          (11.08)%            ***      (8.02)%          05/01/96
Dreyfus-VIF Capital Appreciation           (23.32)%                **            ***      (3.77)%          05/01/98
Dreyfus-VIF Growth & Income                (31.81)%           (4.48)%            ***        0.55%          05/01/96
Dreyfus Socially Responsible               (35.38)%           (5.87)%            ***        1.23%          05/01/96
Fidelity VIP Investment Grade Bond            3.36%             5.03%          5.47%        5.30%          12/04/89
Fidelity VIP Money Market****               (5.17)%             2.23%          2.66%        3.11%          12/04/89
Fidelity VIP Growth                        (36.52)%           (2.38)%            ***        6.59%          05/01/94
Fidelity VIP High Income                    (3.45)%           (8.15)%            ***        0.97%          05/01/94
Fidelity VIP Asset Manager                 (15.45)%           (0.55)%            ***        5.02%          05/01/94
Fidelity VIP Contrafund                    (16.06)%                **            ***      (1.04)%          05/01/98
Fidelity VIP Index 500                     (28.78)%           (2.87)%            ***        4.93%          05/01/96
Fidelity VIP Growth Opportunities          (28.38)%                **            ***     (11.05)%          05/01/98
Fidelity VIP Overseas                      (26.83)%           (6.02)%            ***      (0.42)%          05/01/94
Montgomery Emerging Markets                (16.39)%          (11.35)%            ***      (8.36)%          05/01/96
Seligman Communications and Information    (42.39)%           (0.27)%            ***        5.70%          05/01/95
Seligman Global Technology                 (38.18)%                **            ***     (44.51)%          05/01/01

* These Sub-Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Standardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:


                                                      1 Year       5 Year      10 Year     From Sub-
                                                      Return       Return       Return       Account  Sub-Account
Sub-account                                       Year Ended   Year Ended   Year Ended  Inception to    Inception
                                                    12/31/02     12/31/02     12/31/02      12/31/02         Date
Alger American Growth                               (39.27)%      (1.92)%          ***         2.69%     05/01/96
Alger American Leveraged AllCap                     (40.17)%        1.42%          ***         3.43%     05/01/96
Alger American MidCap Growth                        (35.86)%        2.49%          ***         3.78%     05/01/96
Alger American Small Capitalization                 (32.58)%     (10.94)%          ***       (7.88)%     05/01/96
Dreyfus-VIF Capital Appreciation                    (23.19)%           **          ***       (3.55)%     05/01/98
Dreyfus-VIF Growth and Income                       (31.70)%      (4.33)%          ***         0.71%     05/01/96
Dreyfus Socially Responsible                        (35.27)%      (5.73)%          ***         1.39%     05/01/96
Fidelity VIP Investment Grade Bond                     3.52%        5.19%        5.61%         3.48%     12/04/89
Fidelity VIP Money Market****                        (5.02)%        2.39%        2.80%         3.25%     12/04/89
Fidelity VIP Growth                                 (36.42)%      (2.23)%          ***         6.76%     05/01/94
Fidelity VIP High Income                             (3.29)%      (8.00)%          ***         1.12%     05/01/94
Fidelity VIP Asset Manager                          (15.31)%      (0.40)%          ***         5.17%     05/01/94
Fidelity VIP Contrafund                             (15.92)%           **          ***       (0.89)%     05/01/98
Fidelity VIP Index 500                              (28.66)%      (2.72)%          ***         5.62%     05/01/96
Fidelity VIP Growth Opportunities                   (28.26)%           **          ***      (10.91)%     05/01/98
Fidelity VIP Overseas                               (26.71)%      (5.87)%          ***       (0.27)%     05/01/94
Montgomery Emerging Markets                         (16.25)%     (11.21)%          ***       (8.22)%     05/01/96
Seligman Communications and Information             (42.30)%      (0.11)%          ***         5.86%     05/01/95
Seligman Global Technology                          (38.08)%           **          ***      (44.63)%     11/09/01

* These Sub-Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.

****Yield is a better indicator of performance of the Fidelity Money Market
    Subaccount than total return.

For the total returns shown above, the annual administrative charge is calculated as a charge of 0.06% based on an average Policy size during 2002 of $60,413.

B. Non-standardized "Average Annual Total Returns"

We may, from time to time, also quote in sales literature or advertisements, non-standardized average annual total returns for the Sub-Accounts that do not reflect the surrender charge. These are calculated in exactly the same way as standardized average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn, and that the initial investment is assumed to be $10,000 rather than $1,000.

Generally, non-standardized Sub-Account performance data will only be disclosed if standardized average annual return for the Sub-Accounts for the required periods is also disclosed. Non-standardized average annual total returns for the period ending December 31, 2002 are shown on the following page. Because the Janus International Growth Fund was not in operation as of December 31, 2002, non-standardized average annual returns for this subaccount are not available. Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.40%) for the periods shown below were:

     Sub-Account                                  1 Year         5 Year           10 Year    From Sub-
                                                  Return         Return            Return      Account      Sub-Account
                                              Year Ended     Year Ended        Year Ended Inception to        Inception
                                                12/31/02       12/31/02          12/31/02     12/31/02             Date
Alger American Growth                           (33.97)%        (1.49)%               ***        2.77%         05/01/96
Alger American Leveraged AllCap                 (34.87)%          1.77%               ***        3.50%         05/01/96
Alger American MidCap Growth                    (30.57)%          2.82%               ***        3.84%         05/01/96
Alger American Small Capitalization             (27.30)%       (10.23)%               ***      (7.60)%         05/01/96
Dreyfus-VIF Capital Appreciation                (17.92)%             **               ***      (2.89)%         05/01/98
Dreyfus-VIF Growth & Income                     (26.41)%        (3.84)%               ***        0.81%         05/01/96
Dreyfus Socially Responsible                    (29.98)%        (5.20)%               ***        1.48%         05/01/96
Fidelity VIP II Investment Grade Bond              8.76%          5.47%             5.47%        5.30%         12/04/89
Fidelity VIP Money Market****                      0.23%          2.72%             2.66%        3.11%         12/04/89
Fidelity VIP Growth                             (31.12)%        (1.79)%               ***        6.59%         05/01/94
Fidelity VIP High Income                           1.95%        (7.40)%               ***        0.97%         05/01/94
Fidelity VIP Asset Manager                      (10.05)%        (0.01)%               ***        5.02%         05/01/94
Fidelity VIP Contrafund                         (10.66)%             **               ***      (0.25)%         05/01/98
Fidelity VIP Index 500                          (23.38)%        (2.27)%               ***        5.13%         05/01/96
Fidelity VIP Growth Opportunities               (22.98)%             **               ***      (9.90)%         05/01/98
Fidelity VIP Overseas                           (21.43)%        (5.34)%               ***      (0.42)%         05/01/94
Montgomery Emerging Markets                     (10.99)%       (10.50)%               ***      (7.93)%         05/01/96
Seligman Communications and Information         (36.99)%          0.27%               ***        5.70%         05/01/95
Seligman Global Technology                      (32.78)%             **               ***     (39.84)%         05/01/01

* These Sub-Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year nonstandardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year nonstandardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.

Nonstandardized average annual total returns (for Subaccounts which have Variable Account Annual Expenses of 1.25%) for the periods shown below were:

                                             1 Year          5 Year          10 Year         From Sub-
                                             Return          Return           Return           Account  Sub-Account
                                         Year Ended      Year Ended       Year Ended      Inception to    Inception
                                           12/31/02        12/31/02         12/31/02          12/31/02         Date
Alger American Growth                      (33.87)%         (1.35)%              ***             2.93%     05/01/96
Alger American Leveraged AllCap            (34.77)%           1.93%              ***             3.65%     05/01/96
Alger American MidCap Growth               (30.46)%           2.98%              ***             3.99%     05/01/96
Alger American Small Capitalization        (27.18)%        (10.10)%              ***           (7.46)%     05/01/96
Dreyfus-VIF Capital Appreciation           (17.79)%              **              ***           (2.68)%     05/01/98
Dreyfus-VIF Growth and Income              (26.30)%         (3.70)%              ***             0.97%     05/01/96
Dreyfus Socially Responsible               (29.87)%         (5.05)%              ***             1.63%     05/01/96
Fidelity VIP Investment Grade Bond            8.92%           5.63%            5.61%             3.48%     12/04/89
Fidelity VIP Money Market****                 0.38%           2.87%            2.80%             3.25%     12/04/89
Fidelity VIP Growth                        (31.02)%         (1.64)%              ***             6.76%     05/01/94
Fidelity VIP High Income                      2.11%         (7.26)%              ***             1.12%     05/01/94
Fidelity VIP Asset Manager                  (9.91)%           0.15%              ***             5.17%     05/01/94
Fidelity VIP Contrafund                    (10.52)%              **              ***           (0.10)%     05/01/98
Fidelity VIP Index 500                     (23.26)%         (2.13)%              ***             5.82%     05/01/96
Fidelity VIP Growth Opportunities          (22.86)%              **              ***           (9.76)%     05/01/98
Fidelity VIP Overseas                      (21.31)%         (5.20)%              ***           (0.27)%     05/01/94
Montgomery Emerging Markets                (10.85)%        (10.36)%              ***           (7.79)%     05/01/96
Seligman Communications and                (36.90)%           0.42%              ***             5.86%     05/01/95
Information
Seligman Global Technology                 (32.68)%              **              ***          (39.96)%     11/09/01

* These Sub-Accounts have not been in operation one year as of December 31, 2002, and accordingly, no one year non-standardized average annual total return is available.

** These Sub-Accounts have not been in operation five years as of December 31, 2002, and accordingly, no five year non-standardized average annual total return is available.

*** These Sub-Accounts have not been in operation ten years as of December 31, 2002, and accordingly, no ten year standardized average annual total return is available.

**** Yield is a better indicator of performance of the Fidelity Money Market
     Subaccount than total return.


         Effect of the Annual Administration Charge on Performance Data

The Policy provides for a $30 annual administration charge to be assessed annually on each policy anniversary proportionately from any Sub-Accounts or Fixed Account in which You are invested. If the Policy Value on the policy anniversary is $75,000 or more, we will waive the annual administration charge for the prior Policy Year. We will also waive the annual administration charge for Tax-Sheltered Annuity Policies. For purposes of reflecting the annual administration charge in yield and total return quotations, we will convert the annual charge into a per-dollar per-day charge based on the average Policy Value in the Variable Account of all Policies on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

SAFEKEEPING OF ACCOUNT ASSETS

We hold the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from our general account assets and from the assets in any other separate account we have.

Records are maintained of all purchases and redemptions of portfolio shares held by each of the Sub-Accounts.

Our officers and employees are covered by an insurance company blanket bond issued by America Home Assurance Company to The Canada Life Assurance Company, our parent Company, in the amount of $25 million. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Policy rights and provisions depends on state approval and/or filing and review processes. The Policies will be modified to comply with the requirements of each applicable jurisdiction.

RECORDS AND REPORTS

We will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to you semi-annually at your last address known to us.


LEGAL MATTERS
Jorden Burt LLP of Washington, DC, has provided advice on certain matters relating to the federal securities laws.


EXPERTS

Our statutory balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2002, included in this Statement of Additional Information and Registration Statement as well as the Variable Account's statements of assets and liabilities as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein included in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, of Toronto, Canada as set forth in their reports thereon appearing elsewhere herein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS


The Variable Account's statements of assets and liabilities as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein, as well as the Report of Independent Auditors, are incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 filed April 29, 2003, File No. 33-32199. Ernst & Young LLP, independent auditors, serves as independent auditors for the Variable Account. Unaudited financial statements of the Variable Account as of June 30, 2003 are also contained herein.

Our balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2002, as well as the Report of Independent Auditors, are incorporated herein by reference to Registrant's Post-Effective
Amendment No. 20 filed April 29, 2003, File No. 33-32199. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

               CANADA LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT 1

                          INTERIM FINANICAL STATEMENTS

                  For the Six Month Period Ended June 30, 2003

                      (unaudited - prepared by Management)

               Canada Life of New York Variable Annuity Account 1

                          Interim Financial Statements

                                  June 30, 2003








                                                               Contents

Interim Financial Statements (unaudited)

Statements of Assets and Liabilities. ....................................2
Statements of Operations..................................................9
Statements of Changes in Net Assets.......................................16
Notes to Financial Statements.............................................25

               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003



                                                                      Fidelity Series
                                     VIP II
                                  Asset Manager           VIP                VIP                VIP               VIP
                                   Sub-Account           Growth          High Income         Overseas          Index 500
                                                      Sub-Account        Sub-Account        Sub-Account       Sub-Account
                                ------------------ ------------------- ----------------- ----------------- -------------------

Assets:
Investment in Fidelity at
   market value                      $  572,753         $  485,985          $  231,348        $  200,496        $  592,905
Due from Canada Life
   Insurance Company of New
   York                                       -                  -                   -                 -                 -
                                ------------------ ------------------- ----------------- ----------------- -------------------
Total assets                            572,753            485,985             231,348           200,496           592,905

Liabilities:
Payable to Canada Life
   Insurance Company of New
   York                                      67                 62                  34                27                13
                                ------------------ ------------------- ----------------- ----------------- -------------------
Net assets                           $  572,686         $  485,923          $  231,314        $  200,469        $  592,892
                                ================== =================== ================= ================= ===================

Net assets:
Accumulation units                   $  572,686         $  485,923          $  231,314        $  200,469        $  592,892
                                ------------------ ------------------- ----------------- ----------------- -------------------

Total net assets:                    $  572,686         $  485,923          $  231,314        $  200,469        $  592,892
                                ================== =================== ================= ================= ===================

Units outstanding                        21,554    10,825                        8,166            11,804             4,888
                                ================== =================== ================= ================= ===================
Unit Value (accumulation)
                                   $     26.57         $       44.89      $                 $       16.98       $     121.30
                                                                           28.33
                                ================== =================== ================= ================= ===================




Supplemental Information:
Number of
shares
   outstanding                           42,427             18,332              36,148            16,708              5,405
Cost of shares outstanding
                                      $ 634,527          $ 767,449           $ 246,622         $ 334,451          $ 708,625


See accompanying notes.                                                                                   (continued)





               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003


                                                                       Fidelity Series continued

                                                                        VIP III            VIP Money           VIP II
                                                    VIP II               Growth             Market           Investment
                                                  Contrafund         Opportunities        Sub-Account        Grade Bond
                                                  Sub-Account         Sub-Account                           Sub-Account
                                              -------------------- ------------------- ------------------ -----------------

Assets:
Investment in Fidelity at market value
                                                   $  343,477            $  13,775          $  227,838         $  457,400
Due from Canada Life Insurance Company of
   New York                                               466                    -                   -                  -
                                              -------------------- ------------------- ------------------ -----------------
Total assets                                          343,943               13,775             227,838            457,400

Liabilities:
Payable to Canada Life Insurance Company of
   New York
                                                            -                    -                 504                 75
                                              -------------------- ------------------- ------------------ -----------------
Net assets                                         $  343,943            $  13,775          $  227,334         $  457,325
                                              ==================== =================== ================== =================

Net assets:
Accumulation units                                 $  343,943            $  13,775          $  227,334         $  457,325
                                              -------------------- ------------------- ------------------ -----------------

Total net assets:                                  $  343,943            $  13,775          $  227,334         $  457,325
                                              ==================== =================== ================== =================

Units outstanding                                      14,025                  936              15,615             20,462
                                              ==================== =================== ================== =================

Unit value (accumulation)                        $      24.52            $     14.72      $      14.56         $
                                                                                                          22.35
                                              ==================== =================== ================== =================



Supplemental Information:
Number of shares
   outstanding                                              7,409              1,051              227,838          33,682
Cost of shares outstanding                              $ 373,341       $ 22,860                $ 227,838    $ 425,983



See accompanying notes.                                                                                   (continued)




               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003


                                                           Seligman Series

                                                 Communications
                                                and Information           Frontier
                                                   Sub-Account           Sub-Account
                                              --------------------- ----------------------

Assets:
Investment in Seligman at market value
                                                       $ 556,019          $  48,457
Due from Canada Life Insurance Company of
   New York                                                    -                  -
                                              --------------------- ----------------------
Total assets                                             556,019             48,457

Liabilities:
Payable to Canada Life Insurance Company of
   New York                                                1,058                  6
                                              --------------------- ----------------------
Net assets                                             $ 554,961          $  48,451
                                              ===================== ======================

Net assets:
Accumulation units                                     $ 554,961          $  48,451
                                              --------------------- ----------------------

Total net assets:                                      $ 554,961          $  48,451
                                              ===================== ======================

Units outstanding                                         24,174              3,572
                                              ===================== ======================

Unit value
   (accumulation)                                   $     22.96           $   13.56
                                              ===================== ======================




Supplemental Information:
Number of shares
   outstanding                                            55,881              4,389
Cost of shares outstanding                             $ 901,822           $ 60,249


See accompanying notes.                                                                                   (continued)






               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003



                                                                           Alger American Series

                                                       Small                                MidCap           Leveraged
                                                  Capitalization         Growth             Growth             AllCap
                                                    Sub-Account        Sub-Account        Sub-Account       Sub-Account
                                                 ------------------ ------------------ ------------------ -----------------

Assets:
Investment in Alger American at market value
                                                       $ 106,142          $ 219,793          $ 284,524          $ 144,410
Due from Canada Life Insurance Company of New
   York                                                       20                  -                  -                  1
                                                 ------------------ ------------------ ------------------ -----------------
Total assets                                             106,162            219,793            284,524            144,411

Liabilities:
Payable to Canada Life Insurance Company of
   New York                                                    -                 69                 34                  -
                                                 ------------------ ------------------ ------------------ -----------------
Net assets                                             $ 106,162          $ 219,724          $ 284,490          $ 144,411
                                                 ================== ================== ================== =================

Net assets:
Accumulation units                                     $ 106,162          $ 219,724          $ 284,490          $ 144,411
                                                 ------------------ ------------------ ------------------ -----------------

Total net assets:                                      $ 106,162          $ 219,724          $ 284,490           $144,411
                                                 ================== ================== ================== =================

Units outstanding                                          3,521              4,678              8,501              4,913
                                                 ================== ================== ================== =================

Unit value (accumulation)                                $  30.15       $     46.97        $                      $
                                                                                       33.47              29.39
                                                 ================== ================== ================== =================




Supplemental Information:
Number of shares
   outstanding                                             7,533              7,640             18,584              5,749
Cost of shares outstanding                              $ 178,339         $ 315,381          $ 410,300           $ 185,003


See accompanying notes.                                                                                   (continued)





               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003



                                                                           Dreyfus Series
                                                          VIF
                                                        Growth               Socially                 VIF
                                                       and Income          Responsible           Appreciation
                                                      Sub-Account          Sub-Account            Sub-Account
                                                  -------------------- --------------------- ----------------------

Assets:
Investment in Dreyfus at market value                  $  226,368           $  123,535            $  111,657
Due from Canada Life Insurance Company of New
   York                                                        84                    -                   220
                                                  -------------------- --------------------- ----------------------
Total assets                                              226,452              123,535               111,877

Liabilities:
Payable to Canada Life Insurance Company of New
   York                                                         -                   13                     -
                                                  -------------------- --------------------- ----------------------
Net assets                                             $  226,452           $  123,522            $  111,877
                                                  ==================== ===================== ======================

Net assets:
Accumulation units                                     $  226,452           $  123,522            $  111,877
                                                  -------------------- --------------------- ----------------------

Total net assets:                                      $  226,452           $  123,522            $  111,877
                                                  ==================== ===================== ======================

Units outstanding                                           9,659                5,459                 3,703
                                                  ==================== ===================== ======================

Unit value (accumulation)                              $                    $                    $
                                                  23.44                22.63                 30.21
                                                  ==================== ===================== ======================




Supplemental Information:
Number of shares
   outstanding                                             12,782                5,928                 3,576
Cost of shares outstanding                              $ 256,757            $ 160,516             $ 127,697


See accompanying notes.                                                                                   (continued)





               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003



                                                    Gartmore Series *
                                                        GVIT
                                               Developing Markets II
                                                    Sub-Account
                                               -----------------------

Assets:
Investment in Gartmore at market value
                                                     $  86,902
Due from Canada Life Insurance Company of
   New York                                                  -
                                               -----------------------
Total assets                                            86,902

Liabilities:
Payable to Canada Life Insurance Company of
   New York                                                 14
                                               -----------------------
Net assets                                           $  86,888
                                               =======================

Net assets:
Accumulation units                                   $  86,888
                                               -----------------------

Total net assets:                                    $  86,888
                                               =======================

 Units outstanding                                      12,902
                                               =======================

 Unit value (accumulation)                           $
                                               6.73
                                               =======================




Supplemental Information:
Number of shares
   outstanding                                          11,728
Cost of shares outstanding                           $ 108,847


              * As of June 20, 2003, Montgomery funds changed its name to Gartmore Funds.

           See accompanying notes.                                     (continued)




               Canada Life of New York Variable Annuity Account 1

                Statements of Assets and Liabilities (unaudited)

                                  June 30, 2003




                                                Janus Aspen Series *
                                                   International
                                                    Sub-Account
                                               -----------------------

Assets:
Investment in Janus Aspen at market value             $  27,621
Due from Canada Life Insurance Company of
   New York                                                  -
                                               -----------------------
Total assets                                            27,621

Liabilities:
Payable to Canada Life Insurance Company of
   New York                                                  3
                                               -----------------------
Net assets                                           $  27,618
                                               =======================

Net assets:
Accumulation units                                   $  27,618
                                               -----------------------

 Total net assets:                                   $  27,618
                                               =======================

 Units outstanding                                       3,652
                                               =======================

 Unit value (accumulation)                           $     7.56
                                               =======================




Supplemental Information:
Number of shares
   outstanding                                           1,513
Cost of shares outstanding                            $ 43,346

           * As of March 24, 2003, Berger Funds merged with Janus Funds, and consequently, the fund names were changed.


           See accompanying notes.                   (concluded)








               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003



                                                                            Fidelity Series
                                            VIP II                                 VIP
                                        Asset Manager           VIP               High               VIP               VIP
                                         Sub-Account          Growth             Income            Overseas         Index 500
                                                            Sub-Account        Sub-Account       Sub-Account       Sub-Account
                                       ----------------- ------------------ ------------------ ---------------- ------------------
Income:
Dividends and capital gain
    distributions                         $  18,257            $  1,334          $ 9,021             $  1,780    $  8,051
Expenses:
Mortality and expense risk                    3,123               2,809              889                 1,150  3,110
Administrative charges                          289                 311              106                   138             370
                                       ----------------- ------------------ ------------------ ---------------- ------------------

Net investment income (loss)                 14,845              (1,786)           8,026                  492   4,571
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                   (5,620)            (29,127)          (4,394)             (24,740)  (21,569)
Change in unrealized appreciation
    (depreciation) during the year
                                             36,292              86,178           18,615               40,205   64,693
                                       ----------------- ------------------ ------------------ ---------------- ------------------
Net  increase (decrease) in net assets
    from operations                        $ 45,517            $ 55,265      $    22,247             $ 15,957   $ 47,695
                                       ================= ================== ================== ================ ==================


See accompanying notes.                                                                                   (continued)




               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003




                                                                  Fidelity Series continued

                                                                  VIP III           VIP Money      VIP II Investment
                                              VIP II              Growth             Market            Grade Bond
                                            Contrafund         Opportunities       Sub-Account        Sub-Account
                                            Sub-Account         Sub-Account
                                        -------------------- ------------------ ------------------ -------------------
Income:
Dividends and capital gain distributions
                                           $     1,486             $     105         $    1,283           $ 23,247
Expenses:
Mortality and expense risk                       1,857                    79              1,485              2,704
Administrative charges                             219                     9                177               320
                                        -------------------- ------------------ ------------------ -------------------

Net investment income (loss)                      (590)                   17               (379)            20,223
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                      (6,703)                  (75)                 -              4,390
Change in unrealized appreciation
    (depreciation) during the year
                                                33,237                 1,556                  -            (7,947)
                                        -------------------- ------------------ ------------------ -------------------
Net  increase (decrease) in net assets
    from operations                           $ 25,944              $  1,498          $    (379)          $ 16,666
                                        ==================== ================== ================== ===================


See accompanying notes.                                                                                   (continued)





               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003


                                                      Seligman Series

                                           Communications
                                           and Information           Frontier
                                             Sub-Account            Sub-Account
                                        ---------------------- ----------------------
Income:
Dividends and capital gain distributions
                                        $              -        $           -
Expenses:
Mortality and expense risk                       3,020                     297
Administrative charges                             315                      36
                                        ---------------------- ----------------------

Net investment income (loss)                    (3,335)                   (333)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                     (45,168)                 (5,596)
Change in unrealized appreciation
    (depreciation) during the year
                                               150,118                  11,100
                                        ---------------------- ----------------------
Net  increase (decrease) in net assets
    from operations                       $    101,615                 $ 5,171
                                        ====================== ======================





See accompanying notes.                                                                                   (continued)





               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003



                                                                    Alger American Series

                                               Small                                 MidCap            Leveraged
                                          Capitalization          Growth             Growth              AllCap
                                            Sub-Account         Sub-Account        Sub-Account        Sub-Account
                                        -------------------- ------------------ ------------------ -------------------
Income:
Dividends and capital gain distributions
                                        $              -     $             -    $              -      $         -
Expenses:
Mortality and expense risk                          614               1,253               1,522                732
Administrative charges                               74                 140                 182                 88
                                        -------------------- ------------------ ------------------ -------------------

Net investment income (loss)                       (688)             (1,393)             (1,704)              (820)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                      (13,135)            (14,764)            (25,813)            (6,702)
Change in unrealized appreciation
    (depreciation) during the year
                                                 27,076              46,432              76,371             29,034
                                        -------------------- ------------------ ------------------ -------------------
Net  increase (decrease) in net assets
    from operations                           $  13,253         $    30,275        $     48,854         $   21,512
                                        ==================== ================== ================== ===================


See accompanying notes.                                                                                   (continued)






               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003



                                                                           Dreyfus Series
                                                          VIF
                                                         Growth                Socially                  VIF
                                                       and Income             Responsible           Appreciation
                                                      Sub-Account             Sub-Account            Sub-Account
                                                 ----------------------- ---------------------- ----------------------
 Income:
 Dividends and capital gain
    distributions                                           $  841               $       8      $    23
 Expenses:
 Mortality and expense risk                                  1,288                     865                    646
 Administrative charges                                        154                     104                     78
                                                 ----------------------- ---------------------- ----------------------

 Net investment income (loss)                                 (601)                   (961)                  (701)
 Realized gains (losses) on
    investments:
 Realized gain (loss) on sale of
    fund shares                                             (9,959)                (18,627)                (2,165)
 Change in unrealized
    appreciation (depreciation)
    during the year                                         30,298                  30,750                 10,909
                                                 ----------------------- ---------------------- ----------------------
 Net  increase (decrease) in net
    assets from operations                                $ 19,738                $ 11,162               $  8,043
                                                 ======================= ====================== ======================


See accompanying notes.                                                                                   (continued)







               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003


                                                       Gartmore Series
                                                  GVIT
                                               Developing
                                               Markets II
                                              Sub-Account
                                          ---------------------
Income:
Dividends and capital gain distributions
                                            $            -
Expenses:
Mortality and expense risk                             536
Administrative charges                                  64
                                          ---------------------

Net investment income (loss)                          (600)
Realized gains (losses) on investments:
Realized gain (loss) on sale of fund
    shares                                          (4,966)
Change in unrealized
    appreciation (depreciation)
    during the year                                 15,897
                                          ---------------------
Net  increase (decrease) in net assets
    from operations                            $    10,331
                                          =====================


                See accompanying notes.                                (continued)




               Canada Life of New York Variable Annuity Account 1

                      Statements of Operations (unaudited)

                  For the Six Month Period Ended June 30, 2003



                                                           Janus Aspen Series     Berger Series IPT
                                                             International          Small Company
                                                              Sub-Account               Growth
                                                                                     Sub-Account
                                                          --------------------- -----------------------
                   Income:
                   Dividends and capital gain
                       distributions                              $   621          $           -
                   Expenses:
                   Mortality and expense risk                         167                     280
                   Administrative charges                              20                      34
                                                          --------------------- -----------------------

                   Net investment income (loss)                       434                    (314)
                   Realized gains (losses) on investments:
                   Realized gain (loss) on sale of fund
                       shares                                        (123)               (184,544)
                   Change in unrealized appreciation
                       (depreciation) during the year
                                                                   (1,094)                177,473
                                                          --------------------- -----------------------
                   Net  increase (decrease) in net assets
                       from operations                             $ (783)               $ (7,385)
                                                          ===================== =======================



                    See accompanying notes.                                                               (concluded)










               Canada Life of New York Variable Annuity Account 1

                 Statements of Changes in Net Assets (unaudited)

  For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002


                                                                            Fidelity Series
                                               VIP II                             VIP                              VIP
                                           Asset Manager                        Growth                         High Income
                                            Sub-Account                       Sub-Account                      Sub-Account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003           2002              2003           2002
                                         ----            ----              ----           ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)       $     14,845    $     15,058      $      (1,786)  $      (6,761)         $ 8,026        $ 11,064
Realized gains (losses)                  (5,620)        (35,380)           (29,127)        (84,710)          (4,394)        (33,699)
Unrealized appreciation
  (depreciation) during the year
                                         36,292         (39,104)            86,178        (141,408)          18,615          22,682
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
    net assets from operations           45,517         (59,426)            55,265        (232,879)          22,247              47
                                  --------------------------------- -------------------------------- -------------------------------

Contract transactions:

Payments received from
    contract owners                           1          14,271                  1              20                -           5,709
Transfers between sub-
   accounts (including
   fixed account), net                   65,698         (10,591)           (12,047)        (76,956)          98,307         (35,408)
Transfers for contract
   benefits and terminations            (11,935)        (77,212)            (5,532)        (33,013)          (1,322)         (5,035)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                           53,764         (73,532)           (17,578)       (109,949)          96,985         (34,734)
                                  --------------------------------- -------------------------------- -------------------------------

Total increase (decrease)
   in net assets                         99,281        (132,958)            37,687        (342,828)         119,232         (34,687)

Net assets at beginning of period
                                        473,405         606,363            448,236         791,064          112,082         146,769
                                  --------------------------------- -------------------------------- -------------------------------

Net assets at end of period         $   572,686     $   473,405          $ 485,923       $ 448,236        $ 231,314       $ 112,082
                                  ================================= ================================ ===============================



See accompanying notes.                                                                                   (continued)





               Canada Life of New York Variable Annuity Account 1

                 Statements of Changes in Net Assets (unaudited)

  For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002

                                                                            Fidelity Series
                                                VIP                               VIP                            VIP II
                                              Overseas                         Index 500                       Contrafund
                                            Sub-Account                       Sub-Account                      Sub-Account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003           2002              2003           2002
                                         ----            ----              ----           ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)          $     492    $     (1,389)    $        4,571   $        (373)   $        (590) $
                                                                                                                             (1,926)
Realized gains (losses)                 (24,740)        (37,721)           (21,569)        (26,830)          (6,703)        (30,541)
Unrealized appreciation
  (depreciation) during the year
                                         40,205         (17,181)            64,693        (132,851)          33,237          (8,741)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
    net assets from operations           15,957         (56,291)            47,695        (160,054)          25,944         (41,208)
                                  --------------------------------- -------------------------------- -------------------------------

Contract transactions:

Payments received from
    contract owners                            -          5,707                  -           4,895               55          14,268
Transfers between sub-
   accounts (including
   fixed account), net                        7          (6,889)            50,584          13,848           19,645         (32,549)
Transfers for contract
   benefits and terminations               (637)        (22,430)            (9,124)        (49,919)          (6,776)        (17,468)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                             (630)        (23,612)            41,460         (31,176)          12,924         (35,749)
                                  --------------------------------- -------------------------------- -------------------------------

Total increase (decrease)
   in net assets                         15,327         (79,903)            89,155        (191,230)          38,868         (76,957)

Net assets at beginning of period
                                        185,142         265,045            503,737         694,967          305,075         382,032
                                  --------------------------------- -------------------------------- -------------------------------

Net assets at end of period         $   200,469     $   185,142      $     592,892   $     503,737    $     343,943   $     305,075
                                  ================================= ================================ ===============================



See accompanying notes.                                                                                   (continued)





                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002


                                                                            Fidelity Series
                                              VIP III
                                               Growth                             VIP                            VIP II
                                           Opportunities                     Money Market                 Investment Grade Bond
                                            Sub-Account                       Sub-Account                      Sub-Account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003           2002              2003           2002
                                         ----            ----              ----           ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)            $    17        $    (94)        $     (379)    $     1,281    $      20,223   $       7,131
Realized gains (losses)                     (75)        (20,094)                -               -             4,390           3,823
Unrealized appreciation
  (depreciation) during the year
                                          1,556           9,467                 -               -            (7,947)         20,823
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
    net assets from operations            1,498         (10,721)              (379)          1,281           16,666          31,777
                                  --------------------------------- -------------------------------- -------------------------------

Contract transactions:

Payments received from
    contract owners                           -               3                  -             234                -          17,122
Transfers between sub-
   accounts (including
   fixed account), net                        -         (21,714)            27,207            (696)          11,055          84,095
Transfers for contract
   benefits and terminations                 (6)            (15)           (38,637)       (240,653)          (2,517)         (3,507)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                               (6)        (21,726)           (11,430)       (241,115)           8,538          97,710
                                  --------------------------------- -------------------------------- -------------------------------

Total increase (decrease)
   in net assets                          1,492         (32,447)           (11,809)       (239,834)          25,204         129,487

Net assets at beginning of period
                                         12,283          44,730            239,143         478,977          432,121         302,634
                                  --------------------------------- -------------------------------- -------------------------------

Net assets at end of period       $      13,775   $      12,283     $      227,334  $      239,143    $     457,325   $     432,121
                                  ================================= ================================ ===============================



See accompanying notes.                                                                                   (continued)




                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002


                                                             Seligman Series

                                          Communications
                                          and Information                      Frontier
                                            Sub-Account                       Sub-Account
                                 ---------------------------------- --------------------------------
                                        2003             2002              2003           2002
                                        ----             ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)        $    (3,335)     $    (8,773)      $      (333)  $      (1,309)
Realized gains (losses)                 (45,168)        (212,671)           (5,596)        (17,657)
Unrealized appreciation
  (depreciation) during the year
                                        150,118         (100,907)           11,100         (12,719)
                                 ---------------------------------- --------------------------------
Net increase (decrease) in
    net assets from operations          101,615         (322,351)            5,171         (31,685)
                                 ---------------------------------- --------------------------------

Contract transactions:

Payments received from
    contract owners                           3               20                -               -
Transfers between sub-
   accounts (including
   fixed account), net                  (17,381)         (82,181)          (10,287)        (35,390)
Transfers for contract
   benefits and terminations             (6,667)         (42,395)             (432)         (4,956)
                                 ---------------------------------- --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                          (24,045)        (124,556)          (10,719)        (40,346)
                                 ---------------------------------- --------------------------------

Total increase (decrease)
   in net assets                         77,570         (446,907)           (5,548)        (72,031)

Net assets at beginning of period
                                        477,391          924,298            53,999         126,030
                                 ---------------------------------- --------------------------------

Net assets at end of period        $    554,961     $    477,391       $    48,451     $    53,999
                                 ================================== ================================



       See accompanying notes.                                         (continued)






                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002


                                                          Alger American Series

                                        Small Capitalization                    Growth
                                            Sub-Account                       Sub-Account
                                  --------------------------------- --------------------------------
                                         2003            2002              2003           2002
                                         ----            ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)        $       (688) $       (1,605)   $       (1,393) $       (3,862)
Realized gains (losses)                  (13,135)        (45,107)          (14,764)        (72,826)
Unrealized appreciation
  (depreciation) during the year
                                          27,076           8,274            46,432         (47,927)
                                  --------------------------------- --------------------------------
Net increase (decrease) in
    net assets from operations            13,253         (38,438)           30,275        (124,615)
                                  --------------------------------- --------------------------------

Contract transactions:

Payments received from
    contract owners                            -               1                 -                1
Transfers between sub-
   accounts (including
   fixed account), net                     9,424         (12,029)            (5,156)        (47,327)
Transfers for contract
   benefits and terminations              (4,933)         (3,298)            (3,088)        (22,748)
                                  --------------------------------- --------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                             4,491         (15,326)           (8,244)        (70,074)
                                  --------------------------------- --------------------------------

Total increase (decrease)
   in net assets                          17,744         (53,764)           22,031        (194,689)

Net assets at beginning of period
                                          88,418         142,182           197,693         392,382
                                  --------------------------------- --------------------------------

Net assets at end of period         $    106,162     $    88,418      $    219,724    $    197,693
                                  ================================= ================================



       See accompanying notes.                                         (continued)




                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                                          Alger American Series

                                           MidCap Growth                    Leveraged AllCap
                                            Sub-Account                       Sub-Account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)         $    (1,704)    $    (5,098)    $        (820) $        (2,051)
Realized gains (losses)                  (25,813)       (118,700)           (6,702)        (44,722)
Unrealized appreciation
  (depreciation) during the year
                                          76,371         (19,500)           29,034         (18,010)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
    net assets from operations            48,854        (143,298)           21,512         (64,783)
                                  --------------------------------- ---------------------------------

Contract transactions:

Payments received from
    contract owners                           -               -                 -             146
Transfers between sub-
   accounts (including
   fixed account), net                   (11,305)        (46,080)           27,788         (45,059)
Transfers for contract
   benefits and terminations              (2,849)        (16,957)           (1,281)         (6,118)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                           (14,154)        (63,037)           26,507         (51,031)
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                          34,700        (206,335)           48,019        (115,814)

Net assets at beginning of period
                                         249,790         456,125            96,392         212,206
                                  --------------------------------- ---------------------------------

Net assets at end of period           $  284,490      $  249,790      $    144,411     $    96,392
                                  ================================= =================================



              See accompanying notes.                                  (continued)




                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002


                                                                            Dreyfus Series
                                     VIF VIF
                                         Growth and Income               Socially Responsible                 Appreciation
                                            Sub-Account                       Sub-Account                      Sub-Account
                                  --------------------------------- -------------------------------- -------------------------------
                                         2003            2002              2003           2002              2003           2002
                                         ----            ----              ----           ----              ----           ----
Change in net assets from
  operations:

Net investment income (loss)         $     (601)   $     (2,437)         $    (961)    $    (1,850)      $     (701)     $     (329)
Realized gains (losses)                  (9,959)        (52,242)           (18,627)         (8,609)          (2,165)         (6,881)
Unrealized appreciation
  (depreciation) during the year
                                         30,298         (46,072)            30,750         (45,935)          10,909         (15,686)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
    net assets from operations           19,738        (100,751)            11,162         (56,394)           8,043         (22,896)
                                  --------------------------------- -------------------------------- -------------------------------

Contract transactions:

Payments received from
    contract owners                            -             12                  2               1                -               -
Transfers between sub-
   accounts (including
   fixed account), net                   (9,372)          8,753            (40,812)         40,694              426          10,546
Transfers for contract
   benefits and terminations               (297)        (51,153)            (2,856)         (9,021)             (36)         (1,296)
                                  --------------------------------- -------------------------------- -------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                           (9,669)        (42,388)           (43,666)         31,674              390           9,250
                                  --------------------------------- -------------------------------- -------------------------------

Total increase (decrease)
   in net assets                         10,069        (143,139)           (32,504)        (24,720)           8,433         (13,646)

Net assets at beginning of period
                                        216,383         359,522            156,026         180,746          103,444         117,090
                                  --------------------------------- -------------------------------- -------------------------------

Net assets at end of period        $    226,452    $    216,383       $    123,522    $    156,026     $    111,877    $    103,444
                                  ================================= ================================ ===============================


See accompanying notes.                                                                                   (continued)




                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002


                                                             Gartmore Series
                                                GVIT
                                       Developing Markets II             Variable Series Growth
                                            Sub-Account                       Sub-Account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)       $       (600)  $       (1,176)       $       -   $        (435)
Realized gains (losses)                  (4,966)         (2,354)                -         (29,421)
Unrealized appreciation
  (depreciation) during the year
                                         15,897         (10,378)                -          18,819
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
    net assets from operations           10,331         (13,908)                          (11,037)
                                  --------------------------------- ---------------------------------

Contract transactions:

Payments received from
    contract owners                           -               -                  -              1
Transfers between sub-
   accounts (including
   fixed account), net                  (12,316)         26,461                  -        (33,598)
Transfers for contract
   benefits and terminations                (20)         (4,378)                 -         (3,137)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                          (12,336)         22,083                 -         (36,734)
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                         (2,005)          8,175                  -        (47,771)

Net assets at beginning of period
                                         88,893          80,718                 -          47,771
                                  --------------------------------- ---------------------------------

Net assets at end of period       $      86,888   $      88,893        $        -      $        -
                                  ================================= =================================


              See accompanying notes.                                  (continued)





                                          Canada Life of New York Variable Annuity Account 1

                                            Statements of Changes in Net Assets (unaudited)

                             For the Six Month Period Ended June 30, 2003 and Year Ended December 31, 2002



                                  Janus Aspen Series International      Berger Series IPT Small
                                            Sub-Account                      Company Growth
                                                                              Sub-Account
                                  --------------------------------- ---------------------------------
                                         2003            2002              2003            2002
                                         ----            ----              ----            ----
Change in net assets from
  operations:

Net investment income (loss)          $     434       $     555       $      (314)  $      (2,234)
Realized gains (losses)                    (123)         (7,875)         (184,544)        (31,829)
Unrealized appreciation
  (depreciation) during the year
                                         (1,094)         (1,864)          177,473         (83,422)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
    net assets from operations             (783)         (9,184)           (7,385)       (117,485)
                                  --------------------------------- ---------------------------------

Contract transactions:

Payments received from
    contract owners                            -              3                  -            557
Transfers between sub-
   accounts (including
   fixed account), net                         -        (12,712)          (96,222)        (23,093)
Transfers for contract
   benefits and terminations                 (6)         (2,497)                 -         (1,093)
                                  --------------------------------- ---------------------------------
Net increase (decrease) in
   net assets from contract
  transactions                               (6)        (15,206)          (96,222)        (23,629)
                                  --------------------------------- ---------------------------------

Total increase (decrease)
   in net assets                           (789)        (24,390)         (103,607)       (141,114)

Net assets at beginning of period
                                         28,407          52,797           103,607         244,721
                                  --------------------------------- ---------------------------------

Net assets at end of period        $     27,618    $     28,407     $           -    $    103,607
                                  ================================= =================================


              See accompanying notes.                                  (concluded)


               Canada Life of New York Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003

1. Organization

Canada Life of New York Variable Annuity Account 1 ("Variable Annuity Account 1") was established on September 13, 1989 as a separate investment account of Canada Life Insurance Company of New York ("CLNY" or the "Company") to receive and invest premium payments under variable annuity policies issued by CLNY. Variable Annuity Account 1 commenced operations on December 4, 1989. Variable Annuity Account 1 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 1 are invested in the following diversified open-end management investment companies:
Fidelity Investments Variable Insurance Products Fund ("Fidelity"), Seligman Portfolios, Inc. ("Seligman"), Alger American Fund ("Alger American"), and Gartmore Funds ("Gartmore"), Janus Aspen Series ("Janus"). Additionally, assets are invested in Dreyfus Variable Investment Fund ("Dreyfus"), an open-ended, non-diversified, management investment company.

CLNY discontinued the Gartmore Variable Series Growth sub-account as of October 31, 2002.

The assets of Variable Annuity Account 1 are the property of CLNY. The portion of Variable Annuity Account 1 assets applicable to the policies will not be charged with liabilities arising out of any other business that CLNY may conduct.

2. Significant Accounting Policies

The financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America applicable to interim financial reporting and do not include all of the information and footnotes required for complete financial statements. However, in the opinion of management, these statements include all normal recurring adjustments necessary for a fair presentation of the results. These financial statements should be read in conjunction with the audited financial statements and the accompanying notes for the year ended December 31, 2002.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

               Canada Life of New York Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003
3. Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments for the six month period ended June 30, 2003 were as follows:

                                                                    Purchases                 Sales
                                                              ----------------------- -----------------------
Fidelity Series
VIP II Asset Manager                                                $   99,996             $    36,938
VIP Growth                                                              18,619                  67,092
VIP High Income                                                        119,361                  18,734
VIP Overseas                                                            25,160                  50,014
VIP Index 500                                                           98,707                  74,289
VIP II Contrafund                                                       44,538                  39,379
VIP III Growth Opportunities                                               105                     168
VIP Money Market                                                        95,145                 106,904
VIP II Investment Grade Bond                                           100,721                  67,512
Seligman Series
---------------
Communications and Information                                          17,567                  89,102
Frontier                                                                     0                  16,643
Alger American Series
---------------------
Small Capitalization                                                    17,937                  27,288
Growth                                                                  13,317                  37,658
MidCap Growth                                                           17,257                  58,913
Leveraged AllCap                                                        38,747                  19,769
Dreyfus Series
--------------
VIF Growth and Income                                                   25,568                  45,885
Socially Responsible                                                       531                  63,788
VIF Appreciation                                                         6,896                   9,597
Gartmore Series
---------------
GVIT Developing Markets II                                                   0                  17,892
Janus Aspen Series
------------------
International                                                              419                     111
Berger Series
-------------
IPT Small Company Growth                                                     0                 281,084
                                                              ----------------------- -----------------------
                                                                    $  740,591            $  1,128,760
                                                              ======================= =======================


4. Expenses and Related Party Transactions


CLNY assumes mortality and expense risks related to the operations of Variable Annuity Account 1 and deducts a daily charge from the net asset value of each sub-account equal to an effective annual rate of 1.25% for Class A and Class B. In addition, an effective annual rate of 0.15% of each sub-account is deducted as daily administration fees for Class B. Variable Annuity Account 1 also deducts an annual maintenance charge of $30 for each contract. The maintenance charge, which is recorded as transfers for contract benefits and terminations in the accompanying statements of changes in net assets, is waived on certain contracts.

               Canada Life of New York Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003


5.  Changes in Units Outstanding

The changes in units outstanding for the six month period ended June 30, 2003 and year ended December 31, 2002 were as follows:

                                                                            Fidelity Series

                                             VIP II                              VIP                                VIP
                                          Asset Manager                        Growth                           High Income
                                 -------------------------------- ---------------------------------- -------------------------------
                                       2003             2002            2003              2002             2003              2002
                                       ----             ----            ----              ----             ----              ----
Units Issued                             3,107            3,912             425              458             4,086            1,841
Units Redeemed                          (1,035)          (6,907)           (853)          (2,898)             (525)          (3,387)
                                 ---------------- --------------- ---------------- ----------------- ---------------- --------------

Net Increase (Decrease)                  2,072           (2,995)           (428)          (2,440)            3,561           (1,546)
                                 ================ =============== ================ ================= ================ ==============


                                               VIP                               VIP                              VIP II
                                            Overseas                          Index 500                         Contrafund
                                 -------------------------------- ---------------------------------- -------------------------------
                                       2003             2002            2003              2002             2003              2002
                                       ----             ----            ----              ----             ----              ----
Units Issued                             1,484            1,140             794              697             2,316            4,640
Units Redeemed                          (1,627)          (2,638)           (512)            (962)           (1,829)          (6,257)
                                 ---------------- --------------- ---------------- ----------------- ---------------- --------------

Net Increase (Decrease)                   (143)          (1,498)            282             (265)              487           (1,617)
                                 ================ =============== ================ ================= ================ ==============

                                     VIP III
                                             Growth                              VIP                                VIP
                                          Opportunities                     Money Market                            II
                                                                                                           Investment Grade Bond
                                 -------------------------------- ---------------------------------- -------------------------------
                                       2003             2002             2003             2002             2003              2002
                                       ----             ----             ----             ----             ----              ----
Units Issued                                 -                -           6,439            26,015            3,303            8,498
Units Redeemed                              (1)          (1,692)         (7,224)          (42,555)          (2,937)          (3,715)
                                 ---------------- --------------- ----------------- ---------------- ---------------- --------------

Net Increase (Decrease)                     (1)          (1,692)           (785)          (16,540)             366            4,783
                                 ================ =============== ================= ================ ================ ==============

                                                            Seligman Series


                                 Communications
                                         and Information                     Frontier
                                 -------------------------------- --------------------------------
                                       2003             2002            2003             2002
                                       ----             ----            ----             ----
Units Issued                             1,432            6,576               -            2,197
Units Redeemed                          (2,788)         (12,209)           (956)          (5,325)
                                 ---------------- --------------- ---------------- ---------------

Net Decrease                            (1,356)          (5,633)           (956)          (3,128)
                                 ================ =============== ================ ===============







                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003

5.                Changes in Units Outstanding (continued)

                                                       Alger American Series

                                      Small Capitalization                     Growth
                                 -------------------------------- ----------------------------------
                                       2003            2002             2003             2002
                                       ----            ----             ----             ----
Units Issued                               936          1,095               577          1,620
Units Redeemed                            (776)        (1,666)             (782)        (3,143)
                                 ---------------- --------------- ---------------- -----------------

Net Increase (Decrease)                    160           (571)             (205)        (1,523)
                                 ================ =============== ================ =================



                                          MidCap Growth                   Leveraged AllCap
                                 -------------------------------- ----------------------------------
                                       2003            2002             2003             2002
                                       ----            ----             ----             ----
Units Issued                               519          2,853             1,741          1,606
Units Redeemed                          (1,133)        (5,302)             (752)        (3,311)
                                 ---------------- --------------- ---------------- -----------------

Net Increase (Decrease)                   (614)        (2,449)              989         (1,705)
                                 ================ =============== ================ =================

                                                            Dreyfus Series
                                               VIF                                                                  VIF
                                        Growth and Income               Socially Responsible                   Appreciation
                                 -------------------------------- ---------------------------------- -------------------------------
                                       2003            2002             2003             2002              2003             2002
                                       ----            ----             ----             ----              ----             ----
Units Issued                             1,568          7,014                24          2,632                 522          1,864
Units Redeemed                          (2,058)        (9,281)           (2,116)        (1,209)               (508)        (1,604)
                                 ---------------- --------------- ---------------- ----------------- ---------------- --------------

Net Increase (Decrease)                   (490)        (2,267)           (2,092)         1,423                  14            260
                                 ================ =============== ================ ================= ================ ==============

                                                        Gartmore Series
                                      GVIT
                              Developing Markets II
                                 --------------------------------
                                       2003            2002
                                       ----            ----
Units Issued                                 -          3,596
Units Redeemed                          (2,019)          (741)
                                 ---------------- ---------------

Net Increase (Decrease)                 (2,019)         2,855
                                 ================ ===============









                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003

5.  Changes in Units Outstanding (continued)

                                       Janus Aspen Series                   Berger Series

                                          International               IPT Small Company Growth
                                 -------------------------------- ----------------------------------
                                       2003             2002             2003             2002
                                       ----             ----             ----             ----
Units Issued                                 -           1,975                -              261
Units Redeemed                              (1)         (3,591)         (15,327)          (3,046)
                                 ---------------- --------------- ----------------- ----------------

Net Decrease                                (1)         (1,616)         (15,327)          (2,785)
                                 ================ =============== ================= ================








                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003

6. Financial Highlights

A summary of units outstanding and unit values for variable annuity contracts, excluding expenses of the underlying sub-accounts, for the six months ended June
30, 2003, and for each of the last five years as of December 31, follows:



                                 Units                                                          Total
                                      -
                                                                    Net Assets
                              Outstanding         Unit Value          (000's)           Return
-                             -----------         ----------          -------           ------
Fidelity Series
VIP II Asset Manager
--------------------
2003 *                            21,554         $    26.57          $    573             9.34%
2002                              19,482              24.30               473            -9.93%
2001                              22,477              26.98               606            -5.40%
2000                              22,270              28.52               635            -5.22%
1999                              22,995              30.09               692             9.58%
1998                              24,513              27.46               673            13.33%

VIP Growth
2003 *                            10,825         $    44.89          $    486            12.70%
2002                              11,253              39.83               448           -31.05%
2001                              13,692              57.77               791           -18.82%
2000                              14,545              71.16             1,035           -12.25%
1999                              15,606              81.09             1,265            35.15%
1998                               9,177              60.00               551            37.39%

VIP High Income
2003 *                             8,166         $    28.33          $    231            16.39%
2002                               4,605              24.34               112             2.01%
2001                               6,152              23.86               147           -12.95%
2000                               7,255              27.41               199           -23.56%
1999                              10,600              35.86               380             6.66%
1998                              11,141              33.62               375            -5.67%

VIP Overseas
2003 *                            11,804         $    16.98          $    200             9.55%
2002                              11,947              15.50               185           -21.36%
2001                              13,445              19.71               265           -22.28%
2000                              13,422              25.36               340           -20.28%
1999                               6,267              31.81               199            40.57%
1998                               2,947              22.63                67            11.20%






                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003

6. Financial Highlights (continued)



                                     Units                                                      Total
                                          -
                                                                     Net Assets
                                   Outstanding      Unit Value         (000s)           Return
Fidelity Series (continued)
VIP Index 500
2003 *                                   4,888     $    121.30       $    593            10.91%
2002                                     4,606          109.37            504           -23.33%
2001                                     4,872          142.65            695           -13.34%
2000                                     4,695          164.60            773           -10.63%
1999                                     4,282          184.17            789            18.83%
1998                                     3,693          154.98            572            26.47%

VIP II Contrafund (1)
2003 *                                  14,025      $    24.52       $    344             8.83%
2002                                    13,538           22.53            305           -10.60%
2001                                    15,154           25.20            382           -13.46%
2000                                    10,634           29.13            310            -7.90%
1999                                     4,119           31.63            130            22.50%
1998                                     2,278           25.82             59            12.75%

VIP III Growth Opportunities (2)
2003 *                                      936     $    14.72        $    14              7.37%
2002                                                     13.11             12           -22.93%
                                       937
2001                                     2,628             17              45           -15.63%
                                                           .01
2000                                     2,629             20.16           53           -18.22%
1999                                     3,729             24.65           92              2.79%
1998                                     2,456             23.98           59           11.85%

VIP Money Market
2003 *                                  15,615      $    14.56       $    227            -0.14%
2002                                    16,400           14.58            239             0.28%
2001                                    32,940           14.54            479             2.76%
2000                                    42,242           14.15            598             4.43%
1999                                    75,574           13.55          1,024             3.04%
1998                                    32,340           13.15            425             3.38%










                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003

6. Financial Highlights (continued)



                                     Units                                                      Total
                                          -
                                                                     Net Assets
                                   Outstanding      Unit Value         (000s)           Return
-                                  -----------      ----------         ------           ------
Fidelity Series (continued)
VIP II Investment Grade Bond
----------------------------
2003 *                                  20,462       $   22.35       $    457             3.95%
2002                                    20,096           21.50            432             8.81%
2001                                    15,314           19.76            303             6.93%
2000                                    14,823           18.48            274            10.26%
1999                                    15,849           16.76            266            -5.15%
1998                                    10,630           17.67            188             7.16%

Seligman Series
Communications and Information
2003 *                                  24,174       $   22.96        $   555            22.78%
2002                                    25,530           18.70            477           -36.95%
2001                                    31,163           29.66            924             3.89%
2000                                    31,783           28.55            907           -37.07%
1999                                    30,699           45.37          1,393            83.17%
1998                                    27,600           24.77            684            34.55%

Frontier
2003 *                                   3,572       $   13.56         $   48            13.66%
2002                                     4,528           11.93             54           -27.52%
2001                                     7,656           16.46            126            -8.66%
2000                                     7,074           18.02            127           -17.00%
1999                                     8,231           21.71            179            14.87%
1998                                    14,716           18.90            278            -2.83%

Alger American Series
Small Capitalization
2003 *                                     3,521     $   30.15          $ 106            14.60%
2002                                       3,361         26.31             88           -27.26%
2001                                       3,931           36.17          142           -30.50%
2000                                       4,769           52.04          248           -28.20%
1999                                       3,355           72.48          243            41.45%
1998                                       3,026           51.24          155            13.87%




                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003


6. Financial Highlights (continued)



                                        Units                                                          Total
                                             -
                                                                           Net Assets
                                     Outstanding         Unit Value           (000s)           Return

Alger American Series (continued)
Growth
2003 *                                      4,678        $   46.97          $  220           16.00%
2002                                        4,883            40.49             198          -33.89%
2001                                        6,407            61.25             392          -13.01%
2000                                        9,910            70.41             698          -15.96%
1999                                        9,329            83.78             782           31.90%
1998                                        8,966            63.52             569           45.92%

MidCap Growth
2003 *                                      8,501        $   33.47         $   284           22.15%
2002                                        9,115            27.40             250          -30.53%
2001                                       11,564            39.44             456           -7.85%
2000                                        9,245            42.80             396            7.67%
1999                                        2,608            39.75             104           30.03%
1998                                        2,394            30.57              73           28.50%

Leveraged AllCap
2003 *                                      4,913          $   29.39        $ 144           19.62%
2002                                        3,924              24.57           96          -34.83%
2001                                        5,629              37.70          212          -17.16%
2000                                        5,691              45.51          259          -25.88%
1999                                        4,962              61.40          305           75.73%
1998                                        3,445              34.94          120           55.63%

Dreyfus Series
VIF Growth and Income
2003 *                                      9,659          $   23.44        $ 226            9.94%
2002                                       10,149              21.32          216          -26.38%
2001                                       12,416              28.96          359           -7.15%
2000                                       10,375              31.19          324           -5.11%
1999                                       10,183              32.87          335           15.25%
1998                                        7,983              28.52          228           10.24%








                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003


6. Financial Highlights (continued)



                                 Units                                                          Total
                                      -
                                                                    Net Assets
                               Outstanding        Unit Value           (000s)           Return

Dreyfus Series (continued)
Socially Responsible
2003 *                              5,459             $  22.63         $  124             9.54%
2002                                7,551                20.66            156           -29.94%
2001                                6,128                29.49            181           -23.66%
2000                                4,812                38.63            186           -12.26%
1999                                4,066                44.03            179            28.26%
1998                                4,879                34.33            167            27.57%

VIF Appreciation (3)
2003 *                              3,703             $  30.21         $  112             7.74%
2002                                3,689                28.04            103           -17.87%
2001                                3,429                34.14            117           -10.58%
2000                                3,271                38.18            125            -2.03%
1999                                1,169                38.97             46            20.35%
1998                                    -                  -               -                -

Gartmore Series
GVIT Developing  Markets II
2003 *                            12,902              $   6.73         $   87            12.92%
2002                              14,921                  5.96             89           -10.91%
2001                              12,066                  6.69             81            -8.23%
2000                              13,133                  7.29             96           -29.57%
1999                              13,505                 10.35            140            62.48%
1998                                 789                  6.37              5           -38.39%

Variable Series Growth
2003 *                                 -              $      -         $    -                  - %
2002                                   -                     -              -                  - %
2001                               3,511                 13.61             48           -21.83%
2000                               3,529                 17.41             61           -10.35%
1999                               3,388                 19.42             66            19.14%
1998                               7,000                 16.30            114             1.49%




                                          Canada Life of New York Variable Annuity Account 1

                                               Notes to Financial Statements (unaudited)

                                                             June 30, 2003


6. Financial Highlights (continued)



                                 Units                                                          Total
                                      -
                                                                    Net Assets
                               Outstanding        Unit Value           (000s)           Return

Janus Aspen Series
International
2003 *                             3,652              $   7.56         $   28            -2.83%
2002                               3,653                  7.78             28           -22.36%
2001                               5,269                 10.02             53           -21.41%
2000                               6,730                 12.75             86           -11.40%
1999                               4,034                 14.39             58            29.41%
1998                               1,525                 11.12             17            11.20%

Berger Series
IPT Small Company Growth  (4) (5)
2003 *                                 -              $      -         $    -                  - %
2002                              15,327                  6.76            104           -49.96%
2001                              18,112                 13.51            245           -34.42%
2000                              10,476                 20.60            216            -7.83%
1999                               4,870                 22.35            109            66.67%
1998                                   -                      -             -                -


* Total return for the period ended June 30, 2003 is based on operations for the period shown and, accordingly, is not representative of a full year. (1) Contrafund commenced operation on May 1, 1998. 1998 results not annualized.
(2) Growth Opportunities commenced operations on May 1, 1998. 1998 results not annualized. (3) Capital Appreciation commenced operations on May 1, 1998. 1998 results not annualized. (4) IPT Small Company Growth commenced operations on May 1, 1998. 1998 results not annualized. (5) IPT Small Company Growth ceased operations on March 31, 2003.

               Canada Life of New York Variable Annuity Account 1

                    Notes to Financial Statements (unaudited)

                                  June 30, 2003



7.                Subsequent Events

On July 10, 2003, Great-West Life Co, Inc. completed its acquisition of CLNY's ultimate parent, Canada Life Financial Corporation. As of July 10, 2003, Great-West Life Co, Inc. will provide, with respect to Canada Life's U.S. operations, certain corporate services, and operational administrative services with respect to CLNY's individual life and annuity business.

PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

The unaudited financial statements as of June 30, 2003 for the separate account are included in Part B of this registration statement. The statutory balance sheets as of December 31, 2002 and 2001, and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 2002, for Canada Life Insurance Company of New York and audited financial statements as of December 31, 2002, for the separate account are incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed April 29, 2003, File No. 33-32199.


(b)  Exhibits

       (1) Resolution of the Board of Directors of Canada Life Insurance Company of New York (CLNY) authorizing establishment of the Variable Account/1/

       (2) Not applicable.

       (3) (a) Form of Distribution Agreement/1/
           (b) (i) Form of Selling Agreement/1/
           (b) (ii) Amendment to Form of Selling Agreement/2/
           (b) (iii) Amendment to Form of Selling Agreement/4/

       (4) (a) Form of Annuity Policy/3/ (b) Riders and Endorsements/2/

       (5) Form of Application/3/

       (6) (a) Certificate of Incorporation of CLNY/1/
           (b) By-Laws of CLNY/1/
           (c) Amendment to the By-laws of Canada Life Insurance Company of New York passed by the Board November 19, 1993/1/
           (d) Amendment to the By-laws of Canada Life Insurance Company of New York passed by the Board September 4, 1997/2/

       (7)  Not applicable

       (8) (a) Participation Agreement Between Dreyfus Corporation and Canada Life Insurance Company of New York/1/

           (b) Participation Agreement Between Montgomery Asset Management, L.P. and Canada Life Insurance Company of New York/1/

           (c) Participation Agreement Between Fred Alger and Company, Inc. and Canada Life Insurance Company of New York/1/

           (d) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

           (e) Participation Agreement Among Berger Institutional Products Trust and Canada Life Insurance Company of New York/1/

           (f) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (g) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (h) Participation Agreement Among Berger Institutional Products Trust, Berger Associates, Inc. and Canada Life Insurance Company of New York/2/

          (i) Participation Agreement Between Canada Life Insurance Company of New York and The Dreyfus Socially Responsible Growth Fund, Inc./2/

          (j) Participation Agreement Between Canada Life Insurance Company of New York and Dreyfus Variable Investment Fund/2/

          (k) Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (l) Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Canada Life Insurance Company of New York/2/

          (m) Amendment to Participation Agreement By and Among Canada Life Insurance Company of New York and Montgomery Funds III and Montgomery Asset Management, L.P./2/

          (n)  Service Agreement/1/

          (o) Participation Agreement between Canada Life Insurance Company of New York and Janus Aspen Series (institutional shares)/7/

          (p) Participation Agreement among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Canada Life Insurance Company of New York /7/



(9)   Opinion and Consent of Counsel/1/


(10)

        (a)  Consent of Independent Counsel/8/
        (b)  Consent of Independent Auditors/8/


(11)  No items are omitted from Item 23.

(12)  Not applicable.

(13)  Sample Performance Data Calculation/2/


(14) (a) Powers of Attorney for Ms. Alazraki and Messrs. J. Balog, J.W. Burns, O.T. Dackow, P. Desmarais, Jr., R. Gratton, S.Z. Katz, and B.E. Walsh/8/



1 Incorporated herein by reference to exhibits filed with the Post-Effective Amendment No. 11 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 29, 1997.

2 Incorporated herein by reference to Post-Effective Amendment No. 12 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 1998.

3 Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-55890), filed on February 12, 1999.

4 Incorporated herein by reference to Post-Effective Amendment No. 13 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 1999.

5 Incorporated herein by reference to Post-Effective Amendment No. 14 to this Registration Statement on Form N-4 (File No. 33-32199), filed on May 1, 2000.

6 Incorporated herein by reference to Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 30, 2001.


7 Incorporated herein by reference to Post-Effective Amendment No. 17 to this Registration Statement on Form N-4 (File No. 33-32199), filed on April 29, 2003.

8 Filed herewith.




Item 25.         Directors and Officers of the Depositor


                                                                       Position and Offices
Name                                Principal Business Address            with Depositor
----                                --------------------------         -------------------


Marcia D. Alazraki, Esq.            1675 Broadway, Suite 2700                   Director
                                    New York, New York 10019

James Balog                         2205 North Southwinds Boulevard             Director
                                    Vero Beach, Florida  32963

James W. Burns, O.C.                        (1)                                 Director

Orest T. Dackow                             (2)                                 Director

Paul Desmarais, Jr.                         (3)                                 Director

Robert Gratton                              (4)                                 Director

Stuart Z. Katz, Esq.                One New York Plaza                          Director
                                    New York, New York 10004

William T. McCallum                         (2)                                 Chairman, President and
                                                                                Chief Executive Officer

Brian E. Walsh                      QVan Capital, LLC                           Director
                                    1 Dock Street, 4th Floor
                                    Stamford, Connecticut  06902

Ronald E. Beettam                           (5)                                 Senior Vice President,
                                                                                Group

Mitchell T.G. Graye                         (2)                                 Executive Vice President,
Chief  Financial Officer

D. Craig Lennox                             (2)                                 Senior Vice President,
                                                                                General Counsel and
                                                                                Secretary

Robert K. Shaw                              (2)                                 Senior Vice President,
                                                                                Individual & Wealth







                                                                          Position and Offices
Name                                Principal Business Address            with Depositor
----                                --------------------------         -------------------

Douglas L. Wooden                           (2)                                 Executive Vice President,
                                                                                Individual & Wealth





(1) 8515 East Orchard Road, Greenwood Village, Colorado 80111
(2) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5
(3) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(4) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) 6201 Powers Ferry Road, Atlanta, Georgia 30339


Item 26.     Persons controlled by or under common control with the Depositor or Registrant


         (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
  100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
    100.0%  - 171263 Canada Inc. (Canada) - Holding Company
       67.4%  - Power Financial Corporation (Canada) - Holding Company
         81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
            100.0% - The Great-West Life Assurance Company (Canada) - Life and Health Insurance Company
                100.0% - The Canada Life Financial Corporation (Canada) - Holding Company
                    100.0% - The Canada Life Assurance Company (Canada) - Life
                  and Health Insurance Company 100.0% - Canada Life Insurance
                  Company of New York (New York ) - Life and Health Insurance
                  Company 100.0% - Canada Life Insurance Company of America
                  (Michigan) - Life and Health Insurance Company
                       100.0% - Canada Life of America Financial Services, Inc. (Georgia) - Broker/Dealer
                  100.0% - Adason Properties Limited (Canada) - Property Management
                           100.0% - Adason Realty Ltd. (Canada) - Realtor
                  100.0% - Canada Life Mortgage Services Ltd. ( Canada) - Mortgage Portfolios
                  100.0% - CLASSCO Benefit Services Limited (Canada) - Administrative Services
                           50.0% - Canada Worksite Marketing Group, Inc. (Canada) - Managing General Agent
                   50.0% - Canada Worksite Marketing Group, Inc. (Canada) - Managing General Agent
                  100.0% - Canada Life Capital Corporation, Inc. (Canada) - External Sources of Capital
                           100.0% - 4073649 Canada Inc. (Canada) - Holding Company
                                100.0% - Canada Life Finance (U.K.) Limited (England) - Finance Company
                                 100.0% - CLH International Capital Management Hungary Limited Liability Company
                                          (Hungary)- Offshore Financial Company - Inter-Company Funding Only
                           100.0% - Canada Life International Holdings LTD (Canada) - Holding Company
                                100.0% - The Canada Life Group (U.K.) Limited (England) - Holding Company
                                    100.0% - Canada Life Limited (England) - Life and Health Insurance
                                         100.0% - Canada Life (U.K.) Limited - (England) - Holding Company
                                            100.0% - Albany Life Assurance Company Limited (England) - Unit Life and
                                                     Pension Insurance
                                            100.0% - Canada Life Management (U.K.) Limited (England) - Unit Trust Sales
                                                     & Management
                                            100.0% - Canada Life Group Services (U.K.) Limited (England) -
                                                     Administrative Services
                                            100.0% - Canada Life Services (U.K.) Limited (England) - Administrative
                                                     Services
                                            100.0% - Canada Life International Limited (England) - Unit Investment
                                                     Products
                                            100.0% - Canada Life Fund Managers (U.K.) Limited (England) - Fund
                                                     Manager
                                            100.0% - Canada Life Pension Managers & Trustees Limited (England) -
                                                     Trustee Services
                                            100.0% - Canada Life Holdings (U.K.) Limited (England) - Holding Company
                                         100.0% - Canada Life Irish Operations Limited (England) - Life and Health Insurance
                                            100.0% - Canada Life Ireland Holdings Limited (England) - Holding Company
                                    100.0% - CLFIS (U.K.) Limited (England) - Service Company
                                    100.0% - Copia Investors Limited (England) - Asset Management
                                    100.0% - Copia Property Limited (England) - Property Managers
                                    100.0% - Canada Life Trustee Services (U.K.) Limited (England) - Trustee Services
                                100.0% - Canada Life Insurance Company of Puerto Rico, Inc. (Puerto Rico) - Life and
                                         Disability Insurer and Reinsurer
                                100.0% - Canada Life International RE LTD. (Canada) - Reinsurance Company
                                    100.0% - Canada Life Reinsurance International LTD (Canada) - Trading Reinsurance
                                            Company
                                    100.0% - Canada Life Reinsurance LTD. (Canada ) - Reinsurance
                                100.0% - Canada Life Irish Holding Company Limited (Ireland) - Holding Company
                                    100.0% - Canada Life Management Services Limited (Ireland) - Management Services
                                    100.0% - Canada Life Assurance Europe Limited (Ireland) - Life Assurance and
                                             Pension
                                    100.0% - Setanta Asset Management Limited (Ireland) - Asset Management
                                    100.0% - The Canada Life Assurance Company of Ireland Limited (Rep. of Ireland) - Life
                                             and Health Insurance
                                    100.0% - CLAI Limited (Rep. of Ireland) - Holding Service, Management and Investment
                                             Company
                                    100.0% - Canada Life Assurance (Ireland) Limited (Rep. of Ireland) - Life Insurance,
                                             Pension and Annuity
                                        100.0% - F.S.D. Investments Limited (Rep. of Ireland) - Unit Fund Sales &
                                                 Management
                                        100.0% - Canada Life Pension & Annuities (Ireland) Limited) - Life Assurance
                  100.0% - Canada Life Trust Company (Canada ) - Trust Company
                  100.0% - Canada Life Securities, Inc. (Canada) - Securities Dealer
                  100.0% - 587443 Ontario, Inc. (Canada) - Holding Company
                           100.0% - Canada Life Securing Corporation Inc. (Canada) - Holding Company
                    98.0% - Kanetix Ltd. (Canada) - Distribution Services
                           99.99% - KTX Insurance Solutions LTD (Canada) - Service Company
                           99.99% - KTX Financial LTD (Canada) - Finance Company
                  100.0% - Canada Life Brasil Ltda. (Brazil) - Distribution Services)
                           100.0% - Canada Life Previdencia E Segures S.A. (Brazil) - Distribution Services
                            99.99% - Canada Life Administradora De Beneficios Ltda. (Brazil) - Administration Services
                  100.0% - Canada Life Financial Distribution Services Inc. (Canada) - Distribution Services
                  100.0% - Canada Life Capital Trust (Canada) - Acquire and Hold Trust Assets
                  100.0% - The Canada Life Assurance Company of Canada (Canada) - Reinsurer
                  100.0% - CL Capital Management (Canada), Inc. (Canada) - Mutual Fund Management Company

            100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
              100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                  100.0% - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                  100.0% - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                     100.0% - First Great-West Life & Annuity Insurance Company (New York) - Life and Health Insurance Company
                     100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                     100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                        100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                     100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                        100.0% - GWFS Equities, Inc. (Delaware) - Securities Broker/Dealer
                        100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                     100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                        100.0% - NPC Securities, Inc. (California) - Securities Broker/Dealer
                        100.0% - National Plan Coordinators of Washington, Inc. (Washington) - Third Party Administrator
                        100.0% - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                 Insurance Agency
                     100.0%  - One Benefits, Inc. (Colorado) - Holding Company
                        100.0% - One Health Plan of Alaska, Inc. (Alaska) - Preferred Provider Organization
                        100.0% - One Health Plan of Arizona, Inc. (Arizona) - Health Maintenance Organization
                        100.0% - One of Arizona, Inc. (Arizona) - Preferred Provider Organization
                        100.0% - One Health Plan of California, Inc. (California)- Health Maintenance Organization
                        100.0% - One Health Plan of Colorado, Inc. (Colorado)- Health Maintenance Organization
                        100.0% - One Health Plan of Florida, Inc. (Florida) - Health Maintenance Organization
                        100.0% - One Health Plan of Georgia, Inc. (Georgia) - Health Maintenance Organization
                        100.0% - One Health Plan of Illinois, Inc. (Illinois) - Health Maintenance Organization
                        100.0% - One Health Plan of Indiana, Inc. (Indiana) - Health Maintenance Organization
                        100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) - Health Maintenance Organization
                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred Provider Organization
                        100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) - Health Maintenance Organization
                        100.0% - One Health Plan of Michigan, Inc. (Michigan) - Preferred Provider Organization
                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) - Preferred Provider Organization
                        100.0% - One Health Plan of Nevada, Inc. (Nevada) - Preferred Provider Organization
                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) - Preferred Provider Organization
                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) - Health Maintenance Organization
                        100.0% - One Health Plan of New York, Inc. (New York) - Preferred Provider Organization
                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) - Health Maintenance Organization
                        100.0% - One Health Plan of Ohio, Inc. (Ohio) - Health Maintenance Organization
                        100.0% - One Health Plan of Oregon, Inc. (Oregon) - Health Maintenance Organization
                        100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) - Health Maintenance Organization
                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) - Preferred Provider Organization
                        100.0% - One Health Plan of Tennessee, Inc. (Tennessee) - Health Maintenance Organization
                        100.0% - One Health Plan of Texas, Inc. (Texas) - Health Maintenance Organization
                        100.0% - One Health Plan, Inc. (Vermont) - Preferred Provider Organization
                        100.0% - One Health Plan of Virginia, Inc. (Virginia) - Preferred Provider Organization
                        100.0% - One Health Plan of Washington, Inc. (Washington) - Health Maintenance Organization
                        100.0% - One Health Plan of Wisconsin, Inc. (Wisconsin) - Preferred Provider Organization
                        100.0% - One Health Plan of Wyoming, Inc. (Wyoming) - Preferred Provider Organization
                        100.0% - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                     100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                     100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                        50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                     100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                      92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                     100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                        100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                        100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                      86.8%  - Orchard Series Fund (Delaware) - Investment Company
                     100.0%  - Orchard Trust Company (Colorado) - Trust Company





Item 27.  Number of Policy Owners


As of September 30, 2003, there were 105 owners of Nonqualified Policies and 107 owners of Qualified Policies.


Item 28.  Indemnification

Canada Life Insurance Company of New York's By-Laws provide in Article II,
Section 10 as follows:

In addition to and without limiting the generality of Subsections A and B of this Section 10, the Corporation shall indemnify each director and each person whose testator or intestate was a director made or threatened to be made a party to any action or proceeding, including an action or proceeding by or in the right of the Corporation by reason of the fact that he is or was a director or that his testator or intestate was a director, against judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys' fees actually and necessarily incurred by him in connection with the defense or settlement of such action or proceeding unless the judgment or other final adjudication adverse to the director or to the person whose testator or intestate was a director in such action or proceeding establishes that the director's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that the director personally gained in fact a financial profit or other advantage to which he was not legally entitled.

In addition, expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director, officer or employee to repay such amount as, and to the extent required by paragraph (a) of Section 725 of the New York Business Corporation Law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Canada Life of America Financial Services, Inc. (CLAFS) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. CLAFS also acts as underwriter for Canada Life of America Variable Annuity Account 1, Canada Life of America Variable Life Account 1, Canada Life of America Variable Annuity Account 2, and Canada Life of New York Variable Annuity Account 2.

     (b) The following table provides certain information with respect to each director and officer of CLAFS.

     (c)

                      Net
   Name of            Underwriting       Compensation      Brokerage
 Principal            Discounts and      On Redemption     Commissions    Compensation
Underwriter           Commissions


Canada Life of
America Financial       $31,378              $0              $0               $0
Services, Inc.



        Name and Principal               Positions and Offices
        Business Address                 With Underwriter


         Directors
         C.P. Nelson
         R.K. Shaw
         G.R. McDonald

         Officers
         C.P. Nelson                     President
         R.J. Laeyendecker               Vice President
         S.C. Gile                       Administrative Officer
         G.R. Derback                    Treasurer
         M.O. Brown                      Financial and Operations Principal
         B.A. Byrne                      Secretary
         T.L. Buckley                    Compliance Officer
         M. Maiers                       Investments Compliance Officer.

The business address of all officers and directors is 8515 East Orchard Road, Greenwood Village, CO 80111.


Item 30.        Location of Accounts and
Records


All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by maintained by the registrant through Great-West Life & Annuity Insurance Company, 8515 East Orchard Road, Greenwood Village, Colorado 80111.


Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32

Undertakings

(a) Registrant undertakes that it will file a post effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Canada Life Insurance Company of New York at the address or phone number listed in the Prospectus.

(d) Depositor undertakes to preserve on behalf of itself and Registrant the books and records required to be preserved by such companies pursuant to Rule 31a-2 under the Investment Company Act of 1940 and to permit examination of such books and records at any time or from time to time during business hours by examiners or other representatives of the Securities and Exchange Commission, and to furnish to said Commission at its principal office in Washington, D.C., or at any regional office of said Commission specified in a demand made by or on behalf of said Commission for copies of books and records, true, correct, complete, and current copies of any or all, or any part, of such books and records.

(e) The Registrant is relying on a letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988 (Ref. No. IP-6-88) stating that it would not recommend to the Commission that enforcement action be taken under Section 22(e), 27(c)(1), or 27(d) of the Investment Company Act of 1940 if the Registrant, in effect, permits restrictions on cash distributions from elective contributions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code of 1986 in accordance with the following conditions:

       (1) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the policy;

       (2) include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the policy;

       (3) instruct sales representatives who may solicit individuals to purchase the policies specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of such individuals;

       (4) obtain from each owner who purchases a Section 403(b) policy, prior to or at the time of such purchase, a signed statement acknowledging the owner's understanding of (i) the redemption restrictions imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the owner may elect to transfer his or her policy value.

       The Registrant is complying, and shall comply, with the provisions of paragraphs (1) - (4) above.

(f) Canada Life Insurance Company of New York hereby represents that the fees and changes deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Canada Life Insurance Company of New York.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 31st day of October, 2003.

                          CANADA LIFE OF NEW YORK VARIABLE
                          ANNUITY  ACCOUNT 1
                          (Registrant)


                          By:      /s/ William T. McCallum
                                   William T. McCallum, President
                                   and Chief Executive Officer of
                                   Canada Life Insurance Company of New York


                          Canada Life Insurance Company
                          of New York
                          (Depositor)


                          By:      /s/ William T. McCallum
                                   William T. McCallum, President
                                   and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with First Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date



/s/ William T. McCallum                                                         October 31. 2003
Chairman, President and Chief Executive
Officer, William T. McCallum



/s/ Mitchell T. G. Graye                                                        October 31. 2003
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye



/s/ Marcia D. Alazraki                                                          October 31. 2003
Director, Marcia D. Alazraki*


Signature and Title                                                             Date



/s/ James Balog                                                                 October 31. 2003
Director, James Balog*



/s/ James W. Burns                                                              October 31. 2003
Director, James W. Burns*



/s/ Orest T. Dackow                                                             October 31. 2003
Director, Orest T. Dackow*



/s/ Paul Desmarais, Jr.                                                         October 31. 2003
Director, Paul Desmarais, Jr.*



/s/ Robert Gratton                                                              October 31. 2003
Director, Robert Gratton*



/s/ Stuart Z. Katz                                                              October 31. 2003
Director, Stuart Z. Katz*



/s/ Brian E. Walsh                                                              October 31. 2003
Director, Brian E. Walsh*


*By:     /s/ D.C. Lennox                                                        October 31. 2003
         D. C. Lennox
         Attorney-in-Fact pursuant to Powers of Attorney filed herewith.


                                 Exhibit 10(a)

Jorden Burt  LLP
1025 Thomas Jefferson Street, N.W.                 Brickell Avenue, Suite 500
Suite 400 East                                     Miami, Florida 33131-2803
Washington, D.C. 20007-5208                        (305) 371-2600
(202) 965-8100                                     Telecopier:  (305) 372-9928
Telecopier:  (202) 965-8104
                                                   175 Powder Forest Drive
                                                   Suite 201
                                                   Simsbury, CT 06089-9668
                                                   (860) 392-5000
                                                   Telecopier: (860) 392-5058

                                                   HTTP://www.jordenusa.com



October 31, 2003



Canada Life Insurance Company of New York
410 Saw Mill River Road
Ardsley, New York  10502

Re:   Canada Life of New York Variable Annuity Account 1
      Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 File Nos. 33-32199 and 811-5962

Ladies and Gentlemen:

         We hereby consent to the reference to our name under the caption "Legal Matters" in the Statement of Additional Information for the Varifund (R) Variable Annuity filed as part of the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                        Very truly yours,

                                                        /s/ Jorden Burt LLP

                                                        Jorden Burt LLP

                                 Exhibit 10(b)

We consent to the reference to our firm under the captions "Financial Statements" and "Experts" and to the use of our reports dated March 21, 2003 for Canada Life of New York Variable Annuity Account 1 and March 21, 2003 for Canada Life Insurance Company of New York in Post-Effective Amendment No. 18 to the Registration Statement (Form N-4 Nos. 33-32199 and 811-5962) and related Prospectus of Canada Life of New York Annuity Account 1 dated November 5, 2003.




                                                            Ernst & Young LLP

                                  Exhibit 14(a)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Marcia D. Alazraki, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15th day of September, 2003.



                              /s/ Marcia D. Alazraki
                              Member, Board of Directors
                              Canada Life Insurance Company of New York

Witness:  /s/ Michelle Hummel
Name:   Michelle Hummell
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK



Know all men by these presents, that I, James Balog, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.



                              /s/ James Balog
                              Member, Board of Directors
                              Canada Life Insurance Company of New York


Witness: /s/ Alvina B. Balog


Name: Alvina B. Balog
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, James W. Burns, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.



                           /s/ J.W. Burns
                           Member, Board of Directors
                           Canada Life Insurance Company of New York



Witness: /s/ Lynne Saurette
Name:  Lynne Saurette
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Orest T. Dackow, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 12th day of September, 2003.



                              /s/ O.T. Dackow
                              Member, Board of Directors
                              Canada Life Insurance Company of New York


Witness: /s/ Joan Preyer
Name: Joan Preyer
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Paul Desmarais, Jr., a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set m hand this 17th day of September, 2003.



                                 /s/ Paul Desmarais, Jr.
                                 Member, Board of Directors
                                 Canada Life Insurance Company of New York



Witness:

Name:
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Robert Gratton, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 18th day of September, 2003.



                               /s/ Robert Gratton
                               Member, Board of Directors
                               Canada Life Insurance Company of New York


Witness:/s/ Nicole Barolet

Name: Nicole Barolet
(Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Stuart Z. Katz, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 16th day of October, 2003.



                               /s/ Stuart Z. Katz
                               Member, Board of Directors
                               Canada Life Insurance Company of New York
Witness: /s/ Regina Sirico
Name:  Regina Sirico
 (Type or print name of witness)

POWER OF ATTORNEY RE CANADA LIFE INSURANCE COMPANY OF NEW YORK


Know all men by these presents, that I, Brian E. Walsh, a Member of the Board of Directors of Canada Life Insurance Company of New York, a New York corporation, do hereby constitute and appoint each of D.C. Lennox and G.R. Derback as my true and lawful attorney and agent for me and in my name and on my behalf to do, individually and without the concurrence of the other attorney and agent, any and all acts and things and to execute any and all instruments which either said attorney and agent may deem necessary or desirable to enable Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, a separate and distinct account of Canada Life Insurance Company of New York governed under the provisions of the New York Insurance Code, to comply with the Securities Act of 1933 and the Investment Company Act of 1940 and any rules, regulations, and requirements of the Securities and Exchange Commission thereunder, in connection with the registration under said Acts of variable life contracts, including specifically, but without limiting the generality of the foregoing, power and authority to sign my name, in my capacity as a Member of the Board of Directors of Canada Life Insurance Company of New York, to the Registration Statement (Form N-4) of Canada Life Insurance Company of New York and Canada Life of New York Variable Annuity Account 1, and to any and all amendments thereto, and I hereby ratify and confirm all that either said attorney and agent shall do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, I have hereunto set my hand this 15th day of September, 2003.



                               /s/ Brian E. Walsh
                               Member, Board of Directors
                               Canada Life Insurance Company of New York
Witness: /s/ Sherin Hanna
Name: Sherin Hanna
(Type or print name of witness)